Mortgage Servicing Rights, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of mortgage servicing activity
Balance, beginning of year	$ 1,485	$ 1,586
Originations	979	461
Amortization	(732)	(562)
Balance, end of year	1,732	1,485
Valuation reserve	0	0
Mortgage servicing rights, net	1,732	1,485
Fair value of mortgage servicing rights	$ 2,126	$ 1,878